Current Accrued Expenses - Schedule of Current Accrued Expenses (Parenthetical) (Details)	Dec. 31, 2017	Dec. 31, 2016
Payables And Accruals [Abstract]
Maximum percentage of current liabilities accrued (in hundredths)	5.00%	5.00%